Loans and advances to customers - Schedule Loans and Advances Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	£ 4,903
Exchange and other adjustments	53	£ (85)	[1]	£ 39
Ending balance allowance for expected credit losses	4,084	4,903
Loans and advances to customers	449,745	454,899	[2]	448,567	[2]
Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	4,518	3,820
Exchange and other adjustments	164	106
Impact of transfers between stages	454	849
Other changes in credit quality	814	443
Additions and repayments	(947)	59
(Credit) charge to the income statement	321	1,351
Charge (credit) to the income statement	(171)
Advances written off	(1,231)	(941)
Recoveries of advances written off in previous years	116	182
Ending balance allowance for expected credit losses	3,717	4,518		3,820
Charge/(credit) for methodology and model changes in financial assets	60	(63)
UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	1,207	836
Exchange and other adjustments	120	93
Impact of transfers between stages	156	327
Other changes in credit quality	(39)	63
(Credit) charge to the income statement	(61)	(295)
Charge (credit) to the income statement	(60)
Advances written off	(108)	(41)
Recoveries of advances written off in previous years	7	24
Ending balance allowance for expected credit losses	1,105	1,207		836
Stage 1 £m
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	855
Ending balance allowance for expected credit losses	1,091	855
Stage 1 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	700	915
Exchange and other adjustments	(7)	2
Impact of transfers between stages	75	(18)
Other changes in credit quality	105	(309)
Additions and repayments	81	110
(Credit) charge to the income statement	261	(217)
Charge (credit) to the income statement	(54)
Ending balance allowance for expected credit losses	900	700		915
Stage 1 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	91	48
Exchange and other adjustments	0	0
Impact of transfers between stages	9	(11)
Other changes in credit quality	43	36
(Credit) charge to the income statement	71	(43)
Charge (credit) to the income statement	(1)
Ending balance allowance for expected credit losses	161	91		48
Stage 2 £m
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	1,995
Ending balance allowance for expected credit losses	1,629	1,995
Stage 2 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	1,808	1,114
Exchange and other adjustments	(1)	0
Impact of transfers between stages	(93)	511
Other changes in credit quality	(103)	85
Additions and repayments	(85)	98
(Credit) charge to the income statement	(281)	694
Charge (credit) to the income statement	(59)
Ending balance allowance for expected credit losses	1,467	1,808		1,114
Stage 2 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	552	394
Exchange and other adjustments	0	0
Impact of transfers between stages	(7)	189
Other changes in credit quality	(104)	(21)
(Credit) charge to the income statement	(160)	(158)
Charge (credit) to the income statement	(18)
Ending balance allowance for expected credit losses	374	552		394
Stage 3 £m
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	1,800
Ending balance allowance for expected credit losses	1,151	1,800
Stage 3 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	1,757	1,581
Exchange and other adjustments	105	39
Impact of transfers between stages	472	356
Other changes in credit quality	804	618
Additions and repayments	(862)	(91)
(Credit) charge to the income statement	414	883
Charge (credit) to the income statement	(24)
Advances written off	(1,231)	(928)
Recoveries of advances written off in previous years	116	182
Ending balance allowance for expected credit losses	1,137	1,757		1,581
Stage 3 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	311	184
Exchange and other adjustments	53	28
Impact of transfers between stages	154	149
Other changes in credit quality	14	(1)
(Credit) charge to the income statement	101	(103)
Charge (credit) to the income statement	(7)
Advances written off	(108)	(28)
Recoveries of advances written off in previous years	7	24
Ending balance allowance for expected credit losses	357	311		184
POCI £m
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	253
Ending balance allowance for expected credit losses	213	253
POCI £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	253	210
Exchange and other adjustments	67	65
Other changes in credit quality	8	49
Additions and repayments	(81)	(58)
(Credit) charge to the income statement	(73)	(9)
Charge (credit) to the income statement	(34)
Advances written off	0	(13)
Recoveries of advances written off in previous years	0	0
Ending balance allowance for expected credit losses	213	253		210
POCI £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Beginning balance allowance for expected credit losses	253	210
Exchange and other adjustments	67	65
Other changes in credit quality	8	49
(Credit) charge to the income statement	(73)	9
Charge (credit) to the income statement	(34)
Advances written off	0	(13)
Recoveries of advances written off in previous years	0	0
Ending balance allowance for expected credit losses	213	253		210
Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	459,417	452,387
Beginning balance allowance for expected credit losses	4,518
Exchange and other adjustments	1,818	(389)
Impact of transfers between stages	0	0
Additions and repayments	(1,216)	8,178
Decrease through derecognition, financial assets	(5,442)
Advances written off	(1,231)	(941)
Recoveries of advances written off in previous years	116	182
Ending balance of loans and advances to customers gross carrying amount	453,462	459,417		452,387
Ending balance allowance for expected credit losses	3,717	4,518
Loans and advances to customers	449,745	454,899
Loans and advances to customers | Stage 1 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 1	0	0
Loans and advances to customers | Stage 2 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 2	0	0
Loans and advances to customers | Stage 3 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 3	£ 0	£ 0
Loans and advances to customers | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Drawn ECL coverage (%)	0.80%	1.00%
Stage 1 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	£ 0	£ 0
Stage 1 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | Stage 1 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	401	176
Stage 1 £m | Stage 1 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	66	28
Stage 1 £m | Stage 2 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(393)	(167)
Stage 1 £m | Stage 2 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(65)	(27)
Stage 1 £m | Stage 3 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(8)	(9)
Stage 1 £m | Stage 3 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(1)	(1)
Stage 2 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | Stage 1 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(53)	(66)
Stage 2 £m | Stage 1 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(7)	(14)
Stage 2 £m | Stage 2 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	121	135
Stage 2 £m | Stage 2 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	33	25
Stage 2 £m | Stage 3 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(68)	(69)
Stage 2 £m | Stage 3 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(26)	(11)
Stage 3 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | Stage 1 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(13)	(8)
Stage 3 £m | Stage 1 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | Stage 2 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(223)	(158)
Stage 3 £m | Stage 2 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(66)	(63)
Stage 3 £m | Stage 3 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	236	166
Stage 3 £m | Stage 3 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	66	63
Impact of transfers between stages | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	454	849
Impact of transfers between stages | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	156	327
Impact of transfers between stages | Stage 1 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(260)	(120)
Impact of transfers between stages | Stage 1 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	(50)	(25)
Impact of transfers between stages | Stage 2 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	402	701
Impact of transfers between stages | Stage 2 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	91	254
Impact of transfers between stages | Stage 3 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	312	268
Impact of transfers between stages | Stage 3 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	115	98
UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Impact of transfers between stages	0
Decrease through derecognition, financial assets	(2,586)
UK mortgages | Stage 1 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 1	0
UK mortgages | Stage 2 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 2	0
UK mortgages | Stage 3 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 3	0
Stage 1 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Charge/(credit) for methodology and model changes in financial assets	96	2
Stage 1 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	380,991	400,036
Beginning balance allowance for expected credit losses	700
Exchange and other adjustments	1,830	(393)
Impact of transfers between stages	(235)	(27,966)
Additions and repayments	6,393	9,314
Decrease through derecognition, financial assets	(3,685)
Ending balance of loans and advances to customers gross carrying amount	385,294	380,991		400,036
Ending balance allowance for expected credit losses	900	700
Loans and advances to customers	384,394	380,291
Stage 1 £m | Loans and advances to customers | Stage 1 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 1	18,991	8,330
Stage 1 £m | Loans and advances to customers | Stage 2 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 2	(18,010)	(35,046)
Stage 1 £m | Loans and advances to customers | Stage 3 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 3	£ (1,216)	£ (1,250)
Stage 1 £m | Loans and advances to customers | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Drawn ECL coverage (%)	0.20%	0.20%
Stage 1 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Decrease through derecognition, financial assets	£ (1,202)
Stage 2 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Charge/(credit) for methodology and model changes in financial assets	(33)	£ 11
Stage 2 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	61,164	34,931
Beginning balance allowance for expected credit losses	1,808
Exchange and other adjustments	(24)	15
Impact of transfers between stages	(2,868)	24,663
Additions and repayments	(4,213)	1,555
Decrease through derecognition, financial assets	(892)
Ending balance of loans and advances to customers gross carrying amount	53,167	61,164		34,931
Ending balance allowance for expected credit losses	1,467	1,808
Loans and advances to customers	51,700	59,356
Stage 2 £m | Loans and advances to customers | Stage 1 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 1	(18,953)	(8,257)
Stage 2 £m | Loans and advances to customers | Stage 2 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 2	18,592	35,448
Stage 2 £m | Loans and advances to customers | Stage 3 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 3	£ (2,507)	£ (2,528)
Stage 2 £m | Loans and advances to customers | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Drawn ECL coverage (%)	2.80%	3.00%
Stage 2 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Decrease through derecognition, financial assets	£ (547)
Stage 3 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Charge/(credit) for methodology and model changes in financial assets	(1)	£ (47)
Stage 3 £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	7,640	6,443
Beginning balance allowance for expected credit losses	1,757
Exchange and other adjustments	(6)	(23)
Impact of transfers between stages	3,103	3,303
Additions and repayments	(2,353)	(1,337)
Decrease through derecognition, financial assets	(122)
Advances written off	(1,231)	(928)
Recoveries of advances written off in previous years	116	182
Ending balance of loans and advances to customers gross carrying amount	7,147	7,640		6,443
Ending balance allowance for expected credit losses	1,137	1,757
Loans and advances to customers	6,010	5,883
Stage 3 £m | Loans and advances to customers | Stage 1 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 1	(38)	(73)
Stage 3 £m | Loans and advances to customers | Stage 2 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 2	(582)	(402)
Stage 3 £m | Loans and advances to customers | Stage 3 £m
Schedule Loans and Advances to Customers [Line Items]
Transfers to Stage 3	£ 3,723	£ 3,778
Stage 3 £m | Loans and advances to customers | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Drawn ECL coverage (%)	15.90%	23.00%
Stage 3 £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Decrease through derecognition, financial assets	£ (94)
POCI £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Charge/(credit) for methodology and model changes in financial assets	(2)	£ (29)
POCI £m | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	9,622	10,977
Beginning balance allowance for expected credit losses	253
Exchange and other adjustments	18	12
Additions and repayments	(1,043)	(1,354)
Decrease through derecognition, financial assets	(743)
Advances written off	0	(13)
Recoveries of advances written off in previous years	0	0
Ending balance of loans and advances to customers gross carrying amount	7,854	9,622		£ 10,977
Ending balance allowance for expected credit losses	213	253
Loans and advances to customers	£ 7,641	£ 9,369
POCI £m | Loans and advances to customers | Loans and advances to customers
Schedule Loans and Advances to Customers [Line Items]
Drawn ECL coverage (%)	2.70%	2.60%
POCI £m | UK mortgages
Schedule Loans and Advances to Customers [Line Items]
Decrease through derecognition, financial assets	£ (743)

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[2]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.